OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Disclosure of detailed information about fair value of financial instruments [Table Text Block]

	December 31, 2022	December 31, 2021
FVTPL marketable securities (a)	$6,657	$10,851
FVTOCI marketable securities (b)	27,871	15,635
Total other financial assets	$34,528	$26,486

(a)Fair Value through Profit or Loss ("FVTPL") Marketable Securities
Loss in marketable securities designated as FVTPL for the year ended December 31, 2022 was $3.9 million (2021 - loss of $2.1 million), and was recorded through profit or loss.

(b)Fair Value through Other Comprehensive Income ("FVTOCI") Marketable Securities
Changes in fair value of marketable securities designated as FVTOCI for the year ended December 31, 2022 was a loss of $9.9 million (2021 - loss of $13.9 million), net of tax, and were recorded through other comprehensive income and will not be transferred into earnings or loss upon disposition or impairment.